JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2020, as supplemented

J.P. Morgan Income Funds

JPMorgan Managed Income Fund

Prospectus dated July 1, 2020, as supplemented

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

Prospectus dated November 1, 2020, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. GARP Equity Fund (formerly JPMorgan Intrepid Growth Fund)

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Sustainable Leaders Fund (formerly JPMorgan Intrepid Sustainable Equity Fund)

JPMorgan U.S. Value Fund (formerly JPMorgan Growth and Income Fund)

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2020, as supplemented

JPMORGAN TRUST II

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

Prospectus dated March 1, 2021, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan SMID Cap Equity Fund (formerly JPMorgan Intrepid Mid Cap Fund)

Prospectuses dated November 1, 2020, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan SmartSpending 2015SM Fund

JPMorgan SmartSpending 2020SM Fund

Prospectus dated November 1, 2020, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

Prospectus dated November 1, 2020, as supplemented

JPMorgan Hedged Equity 2 Fund

JPMorgan Hedged Equity 3 Fund

Prospectus dated February 16, 2021, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2020, as supplemented

SUP-MF-321

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2020, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Prospectus dated July 1, 2020, as supplemented

Undiscovered Managers Behavioral Value Fund

Prospectus dated November 1, 2020, as supplemented

(Class A, Class C, Class I and Class L)

(each, a “Fund” and together, the “Funds”)

Supplement dated March 1, 2021 to the Prospectuses as dated above

Effective April 1, 2021, the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Repurchase Rights” section of each Prospectus will be hereby deleted and replaced with the following:

Repurchase Rights

If you redeem shares in a mutual fund, Repurchase Rights may allow you to reinvest all or a portion of the redemption proceeds or repurchase shares at NAV if the purchase is made within 90 days of the sale or distribution. In order to take advantage of Repurchase Rights, you must inform your Financial Intermediary or J.P. Morgan Funds you wish to do so at the time of purchase. This policy does not apply to systematic purchases.

There is no sales charge on:

•	Class A Shares if they are bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund

•	Class A Shares if they are bought with proceeds from the sale of Class I Shares or Class L Shares of a J.P. Morgan Fund

•	Class A Shares if they are bought with proceeds from the sale of Class R6 Shares of a J.P. Morgan Fund held in a fee-based advisory account

•

Class A Shares if they are bought with proceeds from the sale of Morgan Shares of a J.P. Morgan Money Market Fund, provided that the Morgan Shares were acquired from Class A Shares where a sales charge was paid or waived

In addition, if you repurchase Class C Shares within 90 days of a redemption, there will be no CDSC on the new Class C Shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE